Components of Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Current taxes	$ 19,974	$ 14,739	$ 24,793
Deferred taxes (credit)/charge	2,673	2,892	3,971
Total income taxes expense	$ 22,647	$ 17,631	$ 28,764